Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and stores	$ 18,734	$ 8,915
Work in progress	9,789	8,598
Finished goods	25,413	8,686
Provision for obsolescence	(16,856)	(2,579)
Total inventories	$ 37,080	$ 23,620	$ 12,738